Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful				December 31,
(Millions of dollars)	Lives				2016	2015
Land and improvements	3	-	15	years	$214	$185
Buildings and improvements			30	years	486	405
Machinery and equipment	3	-	20	years	1,142	1,025
Vessels and vehicles	3	-	18	years	140	150
Office furniture and fixtures			5	years	32	27
Construction in progress					58	38
					2,072	1,830
Accumulated depreciation and amortization					(1,066)	(999)
Net property, plant and equipment					$1,006	$831